Provisions for expected credit losses - Loans and Credit Commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Loans and credit commitments
Gross loans	$ 743,853	$ 715,395
Credit commitments	200,099	200,091
Gross loans and credit commitments	$ 943,952	$ 915,486
Coverage ratio on loans (%)	0.57%	0.64%
Coverage ratio on loans and credit commitments (%)	0.49%	0.55%
Gross loans classified as held for sale	$ 0	$ 1,022
Performing - Stage 1
Loans and credit commitments
Gross loans	614,762	636,551
Credit commitments	184,535	192,219
Gross loans and credit commitments	$ 799,297	$ 828,770
Coverage ratio on loans (%)	0.12%	0.12%
Coverage ratio on loans and credit commitments (%)	0.11%	0.11%
Performing - Stage 2
Loans and credit commitments
Gross loans	$ 121,845	$ 69,348
Credit commitments	15,217	7,598
Gross loans and credit commitments	$ 137,062	$ 76,946
Coverage ratio on loans (%)	1.73%	2.70%
Coverage ratio on loans and credit commitments (%)	1.71%	2.72%
Non-performing - Stage 3
Loans and credit commitments
Gross loans	$ 7,246	$ 9,496
Credit commitments	347	274
Gross loans and credit commitments	$ 7,593	$ 9,770
Coverage ratio on loans (%)	18.99%	20.56%
Coverage ratio on loans and credit commitments (%)	18.42%	20.18%
Loans and credit commitments | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 4,625	$ 4,999	$ 6,132
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	452	832
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	4,173	4,167
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,653	1,508	1,916
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	472	682	856
Loans and credit commitments | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	2,500	2,809	3,360
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	885	936	1,084
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	885	936
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	143	160	192
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	99	153	216
Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	643	623	676
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	2,341	2,091	2,875
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	2,341	2,091
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,095	741	747
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	250	355	408
Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	996	995	1,720
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	1,399	1,972	2,173
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	452	832
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	947	1,140
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	415	607	977
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	123	174	232
Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	861	1,191	964
Loans | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	4,206	4,596
Loans | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,634	1,496
Loans | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	421	611
Loans | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	2,151	2,489
Loans | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	717	773
Loans | Performing - Stage 1 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	137	154
Loans | Performing - Stage 1 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	78	124
Loans | Performing - Stage 1 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	502	495
Loans | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	2,113	1,871
Loans | Performing - Stage 2 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,082	735
Loans | Performing - Stage 2 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	220	314
Loans | Performing - Stage 2 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	811	822
Loans | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,376	1,952
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	415	607
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	123	173
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	838	1,172
Loans, excluding loans included in assets held for sale | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	4,206	4,589
Loans, excluding loans included in assets held for sale | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	717	766
Loans, excluding loans included in assets held for sale | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	2,113	1,871
Loans, excluding loans included in assets held for sale | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,376	1,952
Loans included in assets held for sale | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses		7
Loans included in assets held for sale | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses		7
Credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	419	403
Credit commitments | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	19	12
Credit commitments | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	51	71
Credit commitments | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	349	320
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	168	163
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	6	6
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	21	29
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	141	128
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	228	220
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	13	6
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	30	41
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	185	173
Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	23	20
Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses		1
Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	23	19
Credit commitments, excluding credit commitments included in assets held for sale | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	419	401
Credit commitments, excluding credit commitments included in assets held for sale | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	168	161
Credit commitments, excluding credit commitments included in assets held for sale | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	228	220
Credit commitments, excluding credit commitments included in assets held for sale | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	23	20
Credit commitments included in liabilities held for sale | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses		2
Credit commitments included in liabilities held for sale | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses		2
Parent Entity
Loans and credit commitments
Gross loans	655,413	623,337
Credit commitments	176,632	174,481
Gross loans and credit commitments	$ 832,045	$ 797,818
Coverage ratio on loans (%)	0.56%	0.63%
Coverage ratio on loans and credit commitments (%)	0.49%	0.53%
Gross loans classified as held for sale	$ 0	$ 1,022
Parent Entity | Performing - Stage 1
Loans and credit commitments
Gross loans	537,339	552,793
Credit commitments	162,950	167,866
Gross loans and credit commitments	$ 700,289	$ 720,659
Coverage ratio on loans (%)	0.12%	0.11%
Coverage ratio on loans and credit commitments (%)	0.11%	0.11%
Parent Entity | Performing - Stage 2
Loans and credit commitments
Gross loans	$ 111,450	$ 61,814
Credit commitments	13,353	6,365
Gross loans and credit commitments	$ 124,803	$ 68,179
Coverage ratio on loans (%)	1.66%	2.50%
Coverage ratio on loans and credit commitments (%)	1.65%	2.54%
Parent Entity | Non-performing - Stage 3
Loans and credit commitments
Gross loans	$ 6,624	$ 8,730
Credit commitments	329	250
Gross loans and credit commitments	$ 6,953	$ 8,980
Coverage ratio on loans (%)	18.37%	19.81%
Coverage ratio on loans and credit commitments (%)	17.83%	19.47%
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 4,080	$ 4,263	5,172
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	388	724
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	3,692	3,539
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,491	1,344	1,688
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	415	589	715
Parent Entity | Loans and credit commitments | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	2,174	2,330	2,769
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	777	780	913
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	777	780
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	106	118	149
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	85	134	190
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	586	528	574
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	2,063	1,735	2,390
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	2,063	1,735
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,016	674	635
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	218	304	332
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	829	757	1,423
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	1,240	1,748	1,869
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	388	724
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	852	1,024
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	369	552	904
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	112	151	193
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	759	1,045	$ 772
Parent Entity | Loans | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	3,696	3,909
Parent Entity | Loans | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,476	1,335
Parent Entity | Loans | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	375	532
Parent Entity | Loans | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	1,845	2,042
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	624	634
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	102	114
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	69	111
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	453	409
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,855	1,546
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,005	669
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	194	270
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	656	607
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,217	1,729
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	369	552
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	112	151
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	736	1,026
Parent Entity | Loans, excluding loans included in assets held for sale | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	3,696	3,902
Parent Entity | Loans, excluding loans included in assets held for sale | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	624	627
Parent Entity | Loans, excluding loans included in assets held for sale | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,855	1,546
Parent Entity | Loans, excluding loans included in assets held for sale | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,217	1,729
Parent Entity | Loans included in assets held for sale | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses		7
Parent Entity | Loans included in assets held for sale | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses		7
Parent Entity | Credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	384	354
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	15	9
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	40	57
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	329	288
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	153	146
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	4	4
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	16	23
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	133	119
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	208	189
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	11	5
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	24	34
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	173	150
Parent Entity | Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	23	19
Parent Entity | Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	23	19
Parent Entity | Credit commitments, excluding credit commitments included in assets held for sale | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	384	352
Parent Entity | Credit commitments, excluding credit commitments included in assets held for sale | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	153	144
Parent Entity | Credit commitments, excluding credit commitments included in assets held for sale | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	208	189
Parent Entity | Credit commitments, excluding credit commitments included in assets held for sale | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 23	19
Parent Entity | Credit commitments included in liabilities held for sale | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses		2
Parent Entity | Credit commitments included in liabilities held for sale | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses		$ 2